Statements of Convertible Preferred Stock - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Balance at beginning of period	$ 230,000,000		$ 230,000,000
Balance at end of period	$ 40,293,597	$ 230,000,000		$ 230,000,000
TEMPO AUTOMATION INC
Balance at beginning of period, shares	29,520,187	29,520,187	29,520,187	29,520,187
Balance at beginning of period	$ 75,684,000	$ 75,684,000	$ 75,684,000	$ 75,684,000
Balance at end of period, shares	29,520,187	29,520,187	29,520,187	29,520,187
Balance at end of period	$ 75,684,000	$ 75,684,000	$ 75,684,000	$ 75,684,000